Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Government grants	¥ 88,873		¥ 128,550	¥ 79,541
Others	24,314		954	2,759
Total	¥ 113,187	$ 17,397	¥ 129,504	¥ 82,300